OTHER PAYABLES - Third Parties (Details) - Third Parties	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
OTHER PAYABLES
Professional service fees	¥ 1,610,455	$ 221,606	¥ 2,246,101
Distributors and employees	586,929	80,764	3,073,289
Accrued expenses	229,385	31,564	200,218
Others	342,916	47,187	299,402
Total	¥ 2,769,685	$ 381,121	¥ 5,819,010